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[Sutherland Asbill & Brennan LLP Letterhead]


STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: sroth@sablaw.com



                          September 18, 2000

VIA EDGAR TRANSMISSION

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington DC 20549-1004

Re:     497(j) Filing for The Sage Variable Annuity Account A
        File No.  333-44751

Commissioners:

        On behalf of The Sage Variable Annuity Account A (the "Account") this letter is to certify that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 by the Account would not have differed from that contained in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 that was filed pursuant to Rule 485(b) and transmitted electronically via EDGAR on August 25, 2000.

Please contact the undersigned at (202) 383-0566 if you should you have any questions.

                                       Sincerely,

                                       /s/ Stephen E. Roth

                                       Stephen E. Roth

Enclosure

cc:     James F. Bronsdon
        Pamela K. Ellis